Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Loss Per Share
Note 24 - Loss Per Share

A.	Basic loss per share

The calculation of basic loss per share for the years ended December 31, 2017, 2016 and 2015 was based on the loss attributable to ordinary shareholders divided by a weighted average number of ordinary shares outstanding calculated as follows:

(1)	Loss attributable to ordinary shareholders

	For the year ended December 31
	2017	2016	2015
	USD Thousands	USD Thousands	USD Thousands
Loss for the year	12,419	18,668	15,385

(2)           Weighted average number of ordinary shares

	For the year ended December 31
	2017	2016	2015
	USD Thousands	USD Thousands	USD Thousands
Balance as of January 1	47,619	42,352	42,133
Effect of shares issued during the year	1,535	2,529	151

Weighted average number of ordinary shares used to calculate basic loss per share	49,154	44,881	42,284

B.	Diluted loss per share

At December 31, 2017, an amount of 7,200 thousand options and warrants (in 2016 and 2015: 6,668 thousand and 5,532 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.